CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities of continuing operations
Citigroup’s net income		$ 14,975	$ 17,332	$ 7,502
Net income attributable to noncontrolling interests		63	90	192
Citigroup’s net income		14,912	17,242	7,310
Loss from discontinued operations, net of taxes		(58)	(54)	(2)
Income from continuing operations—excluding noncontrolling interests		14,970	17,296	7,312
Adjustments to reconcile net income to net cash provided by operating activities of continuing operations
Gains on significant disposals	[1]	(404)	(3,210)	(452)
Amortization of deferred policy acquisition costs and present value of future profits		33	191	210
Additions to deferred policy acquisition costs		(41)	(62)	(64)
Depreciation and amortization		3,720	3,506	3,589
Deferred tax provision		1,459	2,794	3,347
Provision for loan losses		6,749	7,108	6,828
Realized gains from sales of investments		(948)	(682)	(570)
Net impairment losses on investments, goodwill and intangible assets		621	318	426
Change in trading account assets		(2,710)	46,830	(10,858)
Change in trading account liabilities		21,533	(21,524)	30,274
Change in brokerage receivables, net of brokerage payables		2,226	2,278	(4,272)
Change in loans held-for-sale (HFS)		6,603	(7,207)	(1,144)
Change in other assets		(6,859)	(32)	(1,690)
Change in other liabilities		(28)	(1,135)	7,973
Other, net		7,008	(6,732)	5,434
Total adjustments		38,962	22,441	39,031
Net cash provided by operating activities of continuing operations		53,932	39,737	46,343
Cash flows from investing activities of continuing operations
Change in deposits with banks		(25,311)	15,488	40,916
Change in federal funds sold and securities borrowed or purchased under agreements to resell		(17,138)	22,895	14,467
Change in loans		(39,761)	1,353	1,170
Proceeds from sales and securitizations of loans		18,140	9,610	4,752
Purchases of investments		(211,402)	(242,362)	(258,992)
Proceeds from sales of investments	[2]	132,183	141,470	135,824
Proceeds from maturities of investments		65,525	82,047	94,117
Proceeds from significant disposals	[1]	265	5,932	346
Payments due to transfers of net liabilities associated with significant disposals	[1],[3]	0	(18,929)	(1,255)
Capital expenditures on premises and equipment and capitalized software		(2,756)	(3,198)	(3,386)
Proceeds from sales of premises and equipment, subsidiaries and affiliates, and repossessed assets		667	577	623
Net cash provided by (used in) investing activities of continuing operations		(79,588)	14,883	28,582
Cash flows from financing activities of continuing operations
Dividends paid		(2,287)	(1,253)	(633)
Issuance of preferred stock		2,498	6,227	3,699
Treasury stock acquired		(9,290)	(5,452)	(1,232)
Stock tendered for payment of withholding taxes		(316)	(428)	(508)
Change in federal funds purchased and securities loaned or sold under agreements to repurchase		(4,675)	(26,942)	(30,074)
Issuance of long-term debt		63,806	44,619	66,836
Payments and redemptions of long-term debt		(55,460)	(52,843)	(58,923)
Change in deposits		24,394	8,555	(48,336)
Change in short-term borrowings		9,622	(37,256)	(1,099)
Net cash provided by (used in) financing activities of continuing operations		28,292	(64,773)	(70,270)
Effect of exchange rate changes on cash and cash equivalents		(493)	(1,055)	(2,432)
Change in cash and due from banks		2,143	(11,208)	2,223
Cash and due from banks at beginning of period		20,900	32,108	29,885
Cash and due from banks at end of period		23,043	20,900	32,108
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes		4,359	4,978	4,632
Cash paid during the year for interest		12,067	12,031	14,001
Non-cash investing activities
Change in loans due to consolidation/deconsolidation of VIEs		0	0	(374)
Decrease in net loans associated with significant disposals reclassified to HFS		0	(9,063)	0
Decrease in investments associated with significant disposals reclassified to HFS		0	(1,402)	0
Decrease in goodwill and intangible assets associated with significant disposals reclassified to HFS		0	(223)	0
Decrease in deposits associated with banks with significant disposals reclassified to HFS		0	(404)	0
Transfers to loans HFS from loans		13,900	28,600	15,100
Transfers to OREO and other repossessed assets		165	276	321
Non-cash financing activities
Decrease in long-term debt associated with significant disposals reclassified to HFS		0	(4,673)	0
Decrease in deposits associated with reclassification to HFS		0	0	(20,605)
Increase in short-term borrowings due to consolidation of VIEs		0	0	500
Decrease in long-term debt due to deconsolidation of VIEs		0	$ 0	$ (864)
China Guangfa Bank [Member]
Cash flows from investing activities of continuing operations
Proceeds from sales of investments		$ 3,300

[1]	See Note 1 to the Consolidated Financial Statements for the adoption of ASU No. 2014-08 in the second quarter of 2014 and Note 2 for further information on significant disposals.
[2]	Proceeds for 2016 include approximately $3.3 billion from the sale of Citi’s investment in China Guangfa Bank.
[3]	The payments associated with significant disposals result primarily from the sale of deposit liabilities.